John Hancock Funds II

High Yield Fund (the fund)

Supplement dated June 25, 2020 to the current Prospectus, as may be supplemented (the Prospectus)

On June 25, 2020, the Board approved (i) a new subadvisory agreement between John Hancock Investment Management LLC and Western Asset Management Company, LLC (“WAMCO”) and (ii) a new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited (“WAMCL”) with respect to the fund (together, the “Agreements”). The Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of WAMCO and WAMCL, the current subadvisor and sub-subadvisor to the fund. The Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about August 1, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

High Yield Fund (the fund)

Supplement dated June 25, 2020 to the current Statement of Additional Information, as may be supplemented (the SAI)

On June 25, 2020, the Board approved (i) a new subadvisory agreement between John Hancock Investment Management LLC and Western Asset Management Company, LLC (“WAMCO”) and (ii) a new sub-subadvisory agreement between WAMCO and Western Asset Management Company Limited (“WAMCL”) with respect to the fund (together, the “Agreements”). The Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of WAMCO and WAMCL, the current subadvisor and sub-subadvisor to the fund. The Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about August 1, 2020. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund.

You should read this supplement in conjunction with the SAI and retain it for future reference.